Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the following at December 31:

	2015	2014
Accrued compensation and benefits	$32.4	$28.3
Accrued waste disposal costs	39.8	37.2
Accrued insurance and self-insurance reserves	15.1	14.9
Accrued severance	2.2	3.6
Derivative valuation	16.2	20.6
Other accrued expenses	30.0	26.1
	$135.7	$130.7